Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001840904
Registrant Name	ATAI Life Sciences N.V.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A